Subsequent events (Details) (USD $)	9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended						0 Months Ended		0 Months Ended					0 Months Ended				0 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013 Restricted stock	Sep. 30, 2013 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Mar. 05, 2013 2013 Stock Incentive Plan Restricted stock	Mar. 05, 2013 2013 Stock Incentive Plan Stock options	Mar. 07, 2013 Series Four	May 31, 2013 Series Four	Mar. 07, 2013 Common stock	Jun. 30, 2013 Common stock	Mar. 05, 2013 Common stock 2013 Stock Incentive Plan	Mar. 07, 2013 Series Five	Mar. 07, 2013 Series Five Warrants	Jun. 30, 2013 Series Four and Series Five Convertible Preferred Stock	Feb. 28, 2013 Convertible promissory notes	Mar. 07, 2013 Convertible promissory notes Series Four	Mar. 05, 2013 Subsequent event 2013 Stock Incentive Plan	Mar. 05, 2013 Subsequent event 2013 Stock Incentive Plan Restricted stock	Mar. 05, 2013 Subsequent event 2013 Stock Incentive Plan Stock options	Mar. 07, 2013 Subsequent event Series Four	Mar. 07, 2013 Subsequent event Common stock	Mar. 05, 2013 Subsequent event Common stock 2013 Stock Incentive Plan	Mar. 07, 2013 Subsequent event Series Five	Mar. 07, 2013 Subsequent event Series Five Warrants	Mar. 07, 2013 Subsequent event Series Four and Series Five Convertible Preferred Stock	Feb. 28, 2013 Subsequent event Convertible promissory notes	Mar. 07, 2013 Subsequent event Convertible promissory notes Series Four
Subsequent events
Principal amount of convertible promissory notes issued																	$ 6,000,000											$ 6,000,000
Aggregate gross proceeds	$ 29,354,752	$ 29,354,752							$ 54,000,000													$ 54,000,000
Shares issued upon conversion of convertible promissory notes																		502,919											502,919
Reverse stock split ratio											0.0083												0.0083
Shares issued and sold									4,497,035	375,000		9,627,800										4,497,035			6,700,487	2,095,515
Number of shares issued upon conversion														6,700,487	2,095,515	14,170,956											1
Number of shares authorized													739,937											739,937
Number of shares of restricted stock granted			1,131,524																	735,324
Shares granted				2,007,713	5,715	8,123	735,324	4,613													4,613
Number of additional shares available for issuance																			0